TREASURY STOCK (Details) (USD $)	12 Months Ended			1 Months Ended	74 Months Ended	0 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Mar. 28, 2014	Dec. 31, 2014	Nov. 30, 2011
Share repurchase program
Cash consideration for ordinary shares repurchased	$ 10,322,412	$ 2,056,771	$ 1,754,792
Share repurchase program authorized in November 2011
Share repurchase program
Number of months share repurchase plan extended				12 months
Cash consideration for ordinary shares repurchased	5,625,935	2,056,771	1,754,792		10,000,000
Share repurchase program authorized in March 2014
Share repurchase program
Share repurchase period						12 months
Cash consideration for ordinary shares repurchased							4,696,477
American Depository Shares (ADS) | Share repurchase program authorized in November 2011
Share repurchase program
Maximum amount of ADSs that can be repurchased under share repurchase program								10,000,000
Number of ordinary shares represented by each ADS								20
Shares acquired	990,812	478,625	461,894		2,054,989
American Depository Shares (ADS) | Share repurchase program authorized in March 2014
Share repurchase program
Maximum amount of ADSs that can be repurchased under share repurchase program						10,000,000
Number of ordinary shares represented by each ADS						20
Shares acquired	885,381
Ordinary shares | Share repurchase program authorized in November 2011
Share repurchase program
Shares acquired	19,816,240	9,572,500	9,237,880		41,099,780
Ordinary shares | Share repurchase program authorized in March 2014
Share repurchase program
Shares acquired	17,707,620